Earnings Per Share - Reconciliation of Numerators and Denominators of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net Income	$ 10,864					$ 30,629												$ 35,394	$ 70,684	$ 111,671	$ 78,038	$ 58,872
Weighted average common shares outstanding:
Total weighted average basic shares	33,000					33,000												33,000	33,000	33,000	33,000	33,000
Shares applicable to stock-based compensation	15																	12		8
Total weighted average diluted shares	33,015	33,031	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,012	33,000	33,008	33,000	33,000
Basic	$ 0.33					$ 0.93												$ 1.07	$ 2.14	$ 3.38	$ 2.36	$ 1.78
Diluted	$ 0.33	$ 0.68	[2]	$ 0.56	[2]	$ 0.93	[2]	$ 1.21	[2]	$ 0.60	[2]	$ 0.52	[2]	$ 0.56	[2]	$ 0.69	[2]	$ 1.07	$ 2.14	$ 3.38	$ 2.36	$ 1.78

[1]	See Note 3 for Basis of Presentation.
[2]	The sum of the quarterly earnings per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period.